Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segment Disclosure
Number of reportable segments	1	1
Deferred costs and other assets
Deferred financing and lease costs, net		$ 48,612	$ 48,022
In-place lease intangibles, net		25,467	32,467
Acquired above market lease intangibles, net		7,553	8,833
Mortgage and other escrow deposits		11,401	11,841
Prepaids, notes receivable and other assets, net		4,337	5,022
Deferred costs and other assets	170,809	97,370	106,185
Deferred Financing and Lease Costs
Deferred financing and lease costs, gross		94,784	92,549
Accumulated amortization		(46,172)	(44,527)
Deferred financing and lease costs, net		48,612	48,022
Amortization, included in statements of operations and comprehensive income
Amortization of deferred financing costs		823	1,231	1,260
Amortization of debt premiums, net of discounts		(509)	(1,361)	(708)
Amortization of deferred leasing costs		$ 10,778	$ 10,449	$ 9,880